CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income
Interest income	$ 4,689	$ 4,682	$ 4,860	$ 5,081	$ 5,292	$ 5,368	$ 5,472	$ 5,557	$ 19,312	$ 21,689	$ 22,126
Total income	701	511	542	947	1,035	1,136	1,179	976	2,701	4,326	3,000
General, administrative and other expense	3,425	3,578	3,696	3,687	3,674	3,858	3,443	3,586	14,386	14,561	13,926
Earnings before federal income tax benefits	444	(35)	318	1,126	1,092	693	1,515	1,273	1,853	4,573	4,519
Federal income tax benefits	89	(56)	53	335	327	194	307	390	421	1,218	1,153
Net earnings	355	21	265	791	765	499	1,208	883	1,432	3,355	3,366
Cheviot Financial Corp
Interest income
Interest income									97	15	13
Equity in earnings of Cheviot Savings Bank									1,584	3,614	3,737
Total income									1,681	3,629	3,750
General, administrative and other expense									327	408	575
Earnings before federal income tax benefits									1,354	3,221	3,175
Federal income tax benefits									(78)	(134)	(191)
Net earnings									$ 1,432	$ 3,355	$ 3,366